Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 002-84012 and 811-03752

MANAGERS AMG FUNDS

Essex Small/Micro Cap Growth Fund

(Statement of Additional Information dated October 1, 2013, as supplemented December 18, 2013

(“Essex SAI”))

THE MANAGERS FUNDS

Managers Cadence Capital Appreciation Fund

Managers Cadence Emerging Companies Fund

Managers Cadence Mid-Cap Fund

(Statement of Additional Information dated October 1, 2013, as supplemented December 18, 2013

(“Cadence SAI”))

Supplement dated April 28, 2014 to the

Statements of Additional Information dated and supplemented as noted above.

The following information supplements and supersedes any information to the contrary relating to Essex Small/Micro Cap Growth Fund, a series of Managers AMG Funds, and Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund and Managers Cadence Mid-Cap Fund, each a series of The Managers Funds (each, a “Fund” and collectively, the “Funds”), contained in the Essex SAI and Cadence SAI (collectively, the “SAIs”) dated and supplemented as noted above.

Disclosure Relating to All Funds

Effective as of April 28, 2014, the following entities’ names will change, and references in the SAIs will be superseded, as follows:

Current Name	New Name
Managers AMG Funds	AMG Funds
Managers Trust I	AMG Funds I
Managers Trust II	AMG Funds II
The Managers Funds	AMG Funds III
Managers Investment Group LLC	AMG Funds LLC
Managers Distributors, Inc.	AMG Distributors, Inc.

In addition, effective as of April 28, 2014, all references in the SAIs to the Managers Fund Complex and Managers Family of Funds will be changed to “AMG Fund Complex” and “AMG Funds family,” respectively.

ST281

Essex SAI: Disclosure Relating to Essex Small/Micro Cap Growth Fund

Effective as of April 28, 2014, the following Fund’s name will change, and references in the Essex SAI will be superseded, as follows:

Current Name	New Name
Essex Small/Micro Cap Growth Fund	AMG Managers Essex Small/Micro Cap Growth Fund

Cadence SAI: Disclosure Relating to Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund and Managers Cadence Mid-Cap Fund

Effective as of April 28, 2014, the following Funds’ names will change, and references in the Cadence SAI will be superseded, as follows:

Current Name	New Name
Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Capital Appreciation Fund
Managers Cadence Emerging Companies Fund	AMG Managers Cadence Emerging Companies Fund
Managers Cadence Mid-Cap Fund	AMG Managers Cadence Mid Cap Fund

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE